Accumulated Other Comprehensive Loss	12 Months Ended
Mar. 31, 2026
Accumulated Other Comprehensive Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
22.	ACCUMULATED OTHER COMPREHENSIVE LOSS

As at	March 31, 2026	March 31, 2025
Loss on investments designated as FVTOCI	$22,887	$24,416
Share of loss in associate	2,173	2,233
Loss on currency translation adjustment	13,110	36,002
	$38,170	$62,651

The change in fair value on equity investments designated as FVTOCI, share of other comprehensive loss in associates, and currency translation adjustment are net of tax of $nil for all periods presented.